Financial assets, liabilities and financial results (excluding Orange Bank)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial assets, liabilities and financial results (excluding Orange Bank)

Note 12    Financial assets, liabilities and financial results (excluding Orange Bank)

12.1    Financial assets and liabilities of telecom activities

In order to improve the readability of financial statements and to be able to distinguish the performance of telecom activities from the performance of Orange Bank, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 12 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 16 concerns the activities of Orange Bank with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas to the consolidated balance sheet (intra-group transactions between telecom activities and Orange Bank are not eliminated) with the consolidated statement of financial position as of December 31, 2019.

(in millions of euros)	Orange	O/w	Note	O/w	Note	O/w
	consolidated	telecom		Orange		eliminations
	financial	activities		Bank		telecom
	statements					activities / bank
Non-current financial assets related to Orange Bank activities	1,259	—		1,259	16.1.1	—
Non-current financial assets	1,208	1,235	12.7	—		(27)	(1)
Non-current derivatives assets	562	562	12.8	—	16.1.3	—
Current financial assets related to Orange Bank activities	3,095	—		3,098	16.1.1	(3)
Current financial assets	4,766	4,766	12.7	—		—
Current derivatives assets	12	12	12.8	—	16.1.3	—
Cash and cash equivalents	6,481	6,112		369		—
Non-current financial liabilities related to Orange Bank activities	—	—		27	16.1.2	(27)	(1)
Non-current financial liabilities	33,148	33,148	12.3	—		—
Non-current derivatives liabilities	487	413	12.8	74	16.1.3	—
Current financial liabilities related to Orange Bank liabilities	4,279	—		4,280	16.1.2	—
Current financial liabilities	3,925	3,928	12.3	—		(3)
Current derivatives liabilities	22	22	12.8	—	16.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

12.2    Profits and losses related to financial assets and liabilities

The cost of net financial debt consists of gains and losses related to the components of net financial debt (described in Note 12.3) during the period.

Foreign exchange gains and losses related to the components of net financial debt correspond mainly to the revaluation in euros of bonds denominated in foreign currencies (Note 12.5) as well as to the symmetrical revaluation of associated hedges.

The net foreign exchange financial loss mostly reflects the effect of revaluation of the economic hedges of foreign exchange risk on notional amounts of subordinated notes denominated in pounds sterling and recognized in equity at their historical value (see Note 14.4).

Other financial expenses mainly comprise interest on lease liabilities in the amount of (122) million euros (see Note 2.3.1) and the impact of the Group's investment in BT shares for (119) million euros corresponding to the impairment loss, net of the foreign exchange hedge and of the 2019 income related to BT dividends, compared to (51) million euros in 2018 and (372) million euros in 2017 (see Note 12.7).

Finally, other comprehensive income includes the revaluation of financial assets at fair value through other comprehensive income (Note 12.7) and cash flow hedges (Note 12.8.2).

Other gains and losses related to financial assets and liabilities are recognized in the operating income (foreign exchange gains and losses on trade receivables, trade payables and the associated derivative hedges) for (7) million euros in 2019, versus 3 million euros in 2018 and (13) million euros in 2017.

(in millions of euros)							Other
							compre-
	Finance costs, net						hensive income
	Cost of	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	gross	(losses) on	financial	exchange	financial	costs, net
	financial	assets	debt	gains	expenses(2)
	debt(1)	contributing		(losses)
		to net
		financial
		debt
2019
Financial assets	—	5	5	31	(65)		(25)
Financial liabilities	(1,255)	—	(1,255)	(351)	—		—
Lease liabilities	—	—	—	—	(122)		—
Derivatives	146	—	146	397	—		144
Discounting expense	—	—	—	—	(39)		—
Total	(1,109)	5	(1,104)	76	(226)	(1,254)	119
2018
Financial assets	—	9	9	(17)	16		(22)
Financial liabilities	(1,395)	—	(1,395)	(353)	—		—
Derivatives	54	—	54	366	—		(67)
Discounting expense	—	—	—	—	(42)		—
Total	(1,341)	9	(1,332)	(4)	(26)	(1,362)	(89)
2017
Financial assets	—	11	11	(54)	(346)		20
Financial liabilities	(1,357)	—	(1,357)	1,217	—		—
Derivatives	83	—	83	(1,226)	—		49
Discounting expense	—	—	—	—	(43)		—
Total	(1,274)	11	(1,263)	(63)	(389)	(1,715)	69

(1)	Include interests on debt relating to financed assets for (1) million euros in 2019.
(2)	Include interest on lease liabilities for (122) million euros in 2019 and effects related to the investment in BT for (119) million euros in 2019, (51) million euros in 2018 and (372) million euros in 2017.

12.3    Net financial debt

Compared with December 31, 2018, the definition of the net financial debt as of December 31, 2019 now excludes the lease liabilities included in the scope of IFRS 16 (see Note 2.3.1) and includes the debts relating to financed assets (see Note 8.5).

Net financial debt is one of the indicators of financial position used by the Group. This aggregate, not defined by IFRS, may not be comparable to similarly entitled indicators used by other companies. It is provided as additional information only and should not be considered as a substitute for an analysis of all the Group’s assets and liabilities.

Net financial debt as defined and used by Orange does not include Orange Bank activities for which the concept is not relevant.

It consists of (a) financial liabilities excluding operating payables (translated into euros at the year-end closing rate) including derivative instruments (assets and liabilities), less (b) cash collateral paid, cash, cash equivalents and financial assets at fair value.

Furthermore, financial instruments designated as cash flow hedges included in net financial debt are set up to hedge in particular items that are not included therein, such as future cash flows. Effects of these hedges are carried in other comprehensive income. As a consequence, the portion of these components related to unmatured hedging instruments is added to gross financial debt to offset this temporary difference.

(in millions of euros)		December 31,		December 31,	December 31,
	Note	2019		2018	2017
TDIRA	12.4	822		822	1,234
Bonds	12.5	30,893		27,070	25,703
Bank loans and from development organizations and multilateral lending institutions	12.6	4,013		3,664	2,961
Debt relating to financed assets		125		—	—
Finance lease liabilities		—		584	571
Cash collateral received	13.5	261		82	21
NEU Commercial Papers (1)		158		1,116	1,358
Bank overdrafts		203		318	193
Other financial liabilities		602	(2)	363	434
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		37,076		34,019	32,475
Current and non-current Derivatives (liabilities)	12.8	436		845	963
Current and non-current Derivatives (assets)	12.8	(573)		(385)	(234)
Other comprehensive income components related to unmatured hedging instruments	12.8	(542)		(721)	(686)
Gross financial debt after derivatives (a)		36,397		33,758	32,518
Cash collateral paid (3)	13.5	(123)		(553)	(695)
Investments at fair value (4)	12.7	(4,696)		(2,683)	(2,647)
Cash equivalents		(3,651)		(2,523)	(3,166)
Cash		(2,462)		(2,558)	(2,167)	(5)
Assets included in the calculation of net financial debt (b)		(10,931)		(8,317)	(8,675)
Net financial debt (a) + (b)		25,466		25,441	23,843

(1)	Negotiable European Commercial Papers (formerly called “commercial papers”).
(2)	Include 500 million euros of subordinated notes (first call date on February 7, 2020) reclassified as a short term liability (see Note 14.4).
(3)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(4)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 12.7)
(5)	As of December 31, 2017, the amount does not take into account the effect of the escrowed amount of approximatively 346 million euros in February 2018 related to the Digicel litigation.

Net financial debt is most carried by Orange S.A. in the amount of 24,495 million euros, representing over 96% of the Group's net financial debt.

Debt maturity schedules are presented in Note 13.3.

Changes in financial assets or financial liabilities whose cash flows are disclosed in financing activities in the cash-flow statement are the following (see Note 1.7):

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2018	flows	on cash flows				2019
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	822	—	—	—	—		822
Bonds	27,070	3,391	148	346	(63)	(1)	30,893
Bank loans and from development organizations and multilateral lending institutions	3,664	335	(30)	36	8		4,013
Finance lease liabilities	584	—	—	—	(584)		0
Debt relating to financed assets	—	(17)	—	—	143		125
Cash collateral received	82	179	—	—	—		261
NEU Commercial Papers	1,116	(958)	—	—	(1)		158
Bank overdrafts	318	(123)	(4)	5	7		203
Other financial liabilities	363	(10)	9	10	229		602
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	34,019	2,797	123	398	(261)		37,076
Net derivatives	460	26	(2)	(376)	(246)		(138)
Cash collateral paid	(555)	430	—	—	—		(123)
Cash flows from financing activities		3,253

(1) Mainly corresponding to changes in accrued interests.

(in millions of euros)	December 31, 2017	Cash flows	Other changes with no impact on cash flows				December 31, 2018
			Changes in the scope of consolidation	Foreign exchange movement	Other
TDIRA	1,234	(443)	—	—	31		822
Bonds	25,703	1,136	5	321	(95)	(1)	27,070
Bank loans and from development organizations and multilateral lending institutions	2,961	613	14	20	56		3,664
Finance lease liabilities	571	(123)	2	(1)	135		584
Cash collateral received	21	61	—	—	—		82
NEU Commercial Papers	1,358	(243)	—	(0)	1		1,116
Bank overdrafts	193	82	38	5	—		318
Other financial liabilities	434	(153)	135	8	(61)		363
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	32,475	930	194	353	67		34,019
Net derivatives	729	8	—	(339)	62		460
Cash collateral paid	(695)	140	—	—	—		(555)
Cash flows from financing activities		1,078

(1)	Mainly corresponding to changes in accrued interests.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2016	flows	on cash flows				2017
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	1,212	—	—	—	22		1,234
Bonds	27,370	(460)	—	(1,104)	(103)	(1)	25,703
Bank loans and from development organizations and multilateral lending institutions	2,710	294	—	(54)	11		2,961
Finance lease liabilities	622	(96)	—	—	45		571
Cash collateral received	541	(520)	—	—	—		21
NEU Commercial Papers	542	818	—	(2)	—		1,358
Bank overdrafts	278	(66)	—	(19)	—		193
Other financial liabilities	250	196	—	(21)	9		434
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	33,525	166	—	(1,200)	(16)		32,475
Net derivatives	(399)	(66)	—	1,183	11		729
Cash collateral paid	(77)	(618)	—	—	—		(695)
Cash flows from financing activities		(518)

(1)	Mainly corresponding to changes in accrued interests.

Net financial debt by currency

The net financial debt by currency is presented in the table below, after foreign exchange effects of hedging derivatives (excluding instruments set up to hedge operational items).

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	24,959	4,718	3,800	25	216	148	594	1,937	36,397
Financial assets included in the calculation of net financial debt	(9,648)	(91)	(9)	(96)	(2)	(30)	(191)	(864)	(10,931)
Net debt by currency before effect of foreign exchange derivatives (1)	15,311	4,627	3,791	(71)	214	118	403	1,073	25,466
Effect of foreign exchange derivatives	9,124	(4,677)	(5,312)	1,505	—	—	—	(640)	—
Net financial debt by currency after effect of foreign exchange derivatives	24,436	(50)	(1,521)	1,435	214	118	403	433	25,466

(1)	Including the market value of derivatives in local currency.

Accounting policies

Cash and cash equivalents

The Group classifies investments as cash equivalent in the statement of financial position and statement of cash flows when they comply with the conditions of IAS 7 (see cash management detailed in Notes 13.3 and 13.5):

–  held in order to face short-term cash commitments; and

–  short term and highly liquid assets at acquisition date, readily convertible into known amount of cash and not exposed to any material risk of change in value.

Bonds, bank loans and loans from multilateral lending institutions

Among financial liabilities, only the bond of 25 million euros maturing in 2020 and any commitments to redeem non-controlling interests are recognized at fair value in profit or loss.

Borrowings are recognized upon origination at the discounted value of the sums to be paid and subsequently measured at amortized cost using the effective interest rate method. Transaction costs that are directly attributable to the acquisition or issue of the financial liability are deducted from the liability’s carrying value. The costs are subsequently amortized over the life of the debt, using the effective interest rate method.

Some financial liabilities at amortized cost, mainly borrowings, are subject to hedging. This relates mostly to borrowings hedged against the exposure of their future cash flows to foreign exchange risk (cash flow hedge).

12.4    TDIRA

The perpetual bonds redeemable for shares (“TDIRAs”) with a par value of 14,100 euros are listed on Euronext Paris. Their issuance was described in a securities note approved by the Commission des Opérations de Bourse (French Securities Regulator, renamed Autorité des Marchés Financiers (French Financial Markets Authority)) on February 24, 2003. As of December 31, 2019, taking into account redemptions made since their issuance, 57,981 TDIRAs remain outstanding for a total par value of 818 million euros.

The TDIRAs are redeemable in new Orange SA shares, at any time at the holders’ request or, under certain conditions as described in the appropriate prospectus, at Orange SA’s initiative based on a ratio of 583.261 shares to one TDIRA (i.e., conversion price of 24.175 euros), as the initial ratio of 300 shares to one TDIRA has been adjusted several times to protect bondholders’ rights, and may be further adjusted under the terms and conditions set out in the information memorandum.

Since January 1, 2010, the interest rate on the TDIRAs has been the three-month Euribor +2.5%.

The TDIRA are subject to split accounting between equity and liabilities. For the securities outstanding on December 31, 2019, the "equity" component before deferred tax stood at 196 million euros.

The amounts recognized for the in the financial statements are as follows:

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Number of securities	57,981	57,981	89,398
Equity component before deferred taxes	196	196	303
Debt component	822	822	1,234
o/w accrued interests not yet due	4	4	7
Paid interest	18	27	27

Accounting policies

Some Group financial instruments include both a liability component and an equity component. This relates to perpetual bonds redeemable for shares (TDIRA). On initial recognition, the liability component is measured at its market value, corresponding to the value of the contractually determined future cash flows discounted at the market rate applied at the date of issue to comparable instruments providing substantially the same conditions, but without the option to convert or redeem in shares. This liability component is subsequently recognized at amortized cost.

The carrying amount of the equity component is determined at inception by deducting the fair value of the financial liability from the notional value of the instrument. This does not change throughout the life of the instrument.

12.5    Bonds

Unmatured bonds at December 31, 2019 were all issued by Orange SA, with the exception of two obligations (each with a fixed-rate tranche and a variable-rate tranche) denominated in Moroccan dirhams held by Médi Telecom, and a euro-denominated bond issued by SecureLink.

With the exception of the commitments made by Médi Telecom, which are redeemable on a regular annual basis, as of December 31, 2019, the bonds issued by the Group were redeemable at maturity. No specific guarantee had been given in relation to their issuance. Some bonds may be redeemed in advance, at the request of the issuer.

Bonds or new tranches issued during fiscal year 2019 are shown in bold.

Notional	Initial nominal	Maturity	Interest rate (%)	Outstanding amount (in millions of euros)
currency	amount			December 31,	December 31,	December 31,
	(in millions of			2019	2018	2017
	currency units)
Bonds matured before December 31, 2019					4,399	7,396
EUR	25	February 10, 2020	4.200	25	25	25
EUR(1)	25	February 10, 2020	10Y CMS + 0.80	25	25	25
EUR	1,000	April 9, 2020	3.875	1,000	1,000	1,000
GBP	450	November 10, 2020	7.250	280	266	268
EUR	1,250	January 14, 2021	3.875	1,250	1,250	1,250
GBP(2)	517	June 27, 2021	0.375	608	578	583
USD	1,000	September 14, 2021	4.125	890	873	834
EUR	255	October 13, 2021	10Y CMS + 0.69	255	255	255
EUR	272	December 21, 2021	10Y TEC + 0.50	272	272	272
EUR	650	January 15,2022	0.500	650	—	—
EUR	1,000	June 15, 2022	3.000	1,000	1,000	1,000
EUR	500	September 16, 2022	3.375	500	500	500
EUR(3)	150	February 6,2023	EUR 3M + 5.5	150	—	—
EUR	500	March 1, 2023	2.500	500	500	500
EUR	750	September 11, 2023	0.750	750	750	750
HKD	700	October 6, 2023	3.230	80	78	75
HKD	410	December 22, 2023	3.550	47	46	44
EUR	650	January 9, 2024	3.125	650	650	650
EUR	1,250	July 15, 2024	1.125	1,250	—	—
EUR	750	May 12, 2025	1.000	750	750	750
EUR	800	September 12, 2025	1.000	800	800	—
NOK	500	September 17, 2025	3.350	51	50	51
CHF	400	November 24, 2025	0.200	369	—	—
GBP	350	December 5, 2025	5.250	308	293	296
MAD(4)	1,090	December 18, 2025	3.970	87	100	—
MAD(4)	720	December 18, 2025	1Y BDT + 1.00	57	66	—
EUR	750	September 4, 2026	—	750	—	—
EUR	75	November 30, 2026	4.125	75	75	75
MAD(4)	1,002	December 10, 2026	3.400	93	—	—
MAD(4)	788	December 10, 2026	1Y BDT + 0.85	73	—	—
EUR	750	February 3, 2027	0.875	750	750	750
EUR	500	September 9, 2027	1.500	500	500	500
EUR	1,000	March 20, 2028	1.375	1,000	1,000	—
EUR	50	April 11, 2028	3.220	50	50	50
NOK	800	July 24, 2028	2.955	81	80	—
GBP	500	November 20, 2028	8.125	588	559	564
EUR	1,250	January 15, 2029	2.000	1,250	—	—
EUR	150	April 11, 2029	3.300	150	150	150
CHF	100	June 22, 2029	0.625	92	—	—

(1)	Bond measured at fair value through profit or loss.
(2)	Exchangeable bonds in BT shares (see below).
(3)	Bond issued in 2018 by SecureLink at Euribor 3M (floored at 0) + 5.5%.
(4)	Bonds issued by Médi Telecom.Bonds bearing 1Y BDT rate corresponds to 52 weeks Moroccan treasury bonds rate (recalculated once a year).

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2019	2018	2017
	currency units)
EUR	1,000	January 16, 2030	1.375		1,000	1,000	—
EUR	1,200	September 12, 2030	1.875		1,200	1,200	—
EUR	105	September 17, 2030	2.600		105	105	105
EUR	100	November 6, 2030	0.091	(5)	100	100	100
USD	2,500	March 1, 2031	9.000	(6)	2,191	2,150	2,052
EUR	300	May 29, 2031	1.342		300	—	—
EUR	50	December 5, 2031	4.300	(zero coupon)	69	67	64
EUR	50	December 8, 2031	4.350	(zero coupon)	70	67	65
EUR	50	January 5, 2032	4.450	(zero coupon)	68	65	62
GBP	750	January 15, 2032	3.250		882	—	—
EUR	1,000	September 4, 2032	0.500		1,000	—	—
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.750		55	55	55
GBP	500	January 23, 2034	5.625		588	559	564
HKD	939	June 12, 2034	3.070		107	—	—
EUR	300	July 11, 2034	1.200		300	—	—
EUR	50	April 16, 2038	3.500		50	50	50
USD	900	January 13, 2042	5.375		801	786	750
USD	850	February 6, 2044	5.500		757	742	709
EUR	750	September 4, 2049	1.375		750	—	—
GBP	500	November 22, 2050	5.375		588	559	564
Outstanding amount of bonds					30,537	26,695	25,253
Accrued interest					532	527	550
Amortized cost					(176)	(152)	(100)
Total					30,893	27,070	25,703

(5)	Bond bearing interests at a fixe rate of 2% until 2017 and then at CMS 10 years x 166% (0.091% until November 2020). The variable rate is floored at 0% and capped at 4% until 2023 and at 5% beyond.
(6)	Bond with a step-up clause (clause that triggers a change in interest payments of Orange's credit rating from the rating agencies changes). See Note 13.3.

In the first semester 2019, Orange purchased call options with the same characteristics of the sale of call option included in bonds exchangeable in BT shares. Those instruments have neutralized the original sale of call option, so the Group is no more exposed to the change in fair value of BT shares in relation with the bonds exchangeable in BT shares.

As a reminder, in June 2017, the Group issued bonds exchangeable in BT shares for a notional amount of 517 million pounds sterling (585 million euros at the ECB daily reference rate) bearing a coupon of 0.375% and having an underlying 133 million of BT shares. The Bonds mature in June 2021 and have been redeemable on demand by investors since August 7, 2017 in cash, in BT stock or in a combination of the two, at the choice of Orange. Under IFRS, this operation was split between a financial debt at amortized cost and a derivative instrument (sale of call option) revalued at fair value through profit and loss.

12.6    Loans from development organizations and multilateral lending institutions

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Sonatel	380	343	289
Médi Telecom	282	335	385
Orange Côte d’Ivoire	237	225	275
Orange Egypt	213	210	183
Orange Mali	203	200	64
Orange Cameroon	82	105	101
Orange Jordanie	77	31	46
Other	150	127	130
Bank loans	1,625	1,574	1,473
Orange SA(1)	2,356	2,023	1,388
Orange Espagne	33	67	100
Loans from development organizations and multilateral lending institutions(2)	2,389	2,090	1,488
Total	4,013	3,664	2,961

(1)	Orange SA negotiated with the European Investment Bank a loan of 350 million euros (maturity in 2026) in 2019 and two loans in 2018 for a total notional of 650 million euros (maturity in 2025).
(2)	Primarily the European Investment Bank.

12.7    Financial assets

After application of IFRS 9 on January 1, 2018, the financial assets break down as follows:

(in millions of euros)	December 31, 2019				December 31, 2018		January 1, 2018 (1)
				Financial assets
				related to telecom
				activities including
				transactions with
				Orange Bank
	Non-current		Current	Total	Total		Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	277		—	277	254		208
Investments securities	277		—	277	254		208
Financial assets at fair value through profit or loss	257		4,696	4,953	4,041		4,347
Investments at fair value	—		4,696	4,696	2,683		2,647
o/w negotiable debt securities (2)	—		4,696	4,696	2,679		2,498
o/w other	—		—	—	4		149	(3)
Investments securities	133		—	133	805		1,005
Cash collateral paid (4)	123		—	123	553		695
Financial assets at amortized cost	701		71	772	762		405
Receivables related to investments(5)	52		18	70	55		46
Other	649	(6)	52	702	707	(6)	359
Total financial assets	1,235		4,766	6,001	5,057		4,960

(1)	Figures have been adjusted after IFRS 9 application.
(2)	NEUCP only.
(3)	OAT bonds (repurchase agreement with Orange Bank).
(4)	See Note 13.5.
(5)	Including loan from Orange SA to Orange Bank for 27 million euros.
(6)	Including the escrowed amount of 346 million euros related to the Digicel litigation.

As of 2017, for which the IFRS 9 standard was not applied as authorized by the standard, the financial assets broke down as follows:

(in millions of euros)	December 31, 2017
Assets available for sale
Equity securities	1,067
Financial assets at fair value
Investments at fair value	2,647
o/w negotiable debt securities	2,498
o/w others	149	(1)
Equity securities measured at fair value	146
Cash collateral paid	695
Other financial assets
Receivables related to investments	46	(2)
Other	359
Total	4,960

(1)	OAT bonds (repurchase agreement with Orange Bank).
(2)	Including loan from Orange SA to Orange Bank for 27 million euros.

Investment securities

Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss

(in millions of euros)	2019	2018
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the opening balance	254	208
Acquisitions	52	75
Changes in fair value	(25)	(22)
Sales	(2)	(7)
Other movements	(2)	—
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the closing balance	277	254

Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss included numerous shares in companies held by investment funds.

Investment securities measured at fair value through profit or loss

(in millions of euros)	2019	2018
Investment securities measured at fair value through profit or loss - in the opening balance	805	1,005
Changes in fair value	17	(101)
Sale of BT shares	(659)	(53)
Other movements	(29)	(46)
Investment securities measured at fair value through profit or loss - in the closing balance	133	805

For the period 2017 for which IFRS 9 was not applied as authorized, the change in investment securities broke down as follows:

(in millions of euros)	2017
Investment securities - in the opening balance	1,878
Sale of one third of BT shares	(570)
Impairment of BT shares maintained excluding effect of FX risk hedge	(325)
Changes in fair value	20
Other movements	64
Investment securities - in the closing balance	1,067

BT shares

On January 29, 2016, following the disposal of EE, Orange received 4% of the equity in BT Group Plc (BT), or about 399 million shares for the equivalent of 2,462 million euros (converted at the ECB fixing of pound sterling against euro on January 28, therefore 0.76228).

In 2017, the Orange Group sold a third of its investment or 133 million shares for a net amount of 433 million euros (converted at the ECB reference rate of June 22, 2017, the settlement/delivery date, of 0.88168). At December 31, 2016, the fair value of these shares amounted to 570 million euros. The related effect of these shares on profit and loss was (126) million euros, including 11 million euros from the foreign exchange hedge.

In 2018, the Orange Group sold 18 million shares for a net amount of 53 million euros. As of December 31, 2017, the fair value of these shares amounted to 55 million euros. The effect in profit or loss in 2018 related to securities sold stood at (2) million euros. These securities were not subject to exchange-rate hedging in 2018.

On June 28, 2019 the Group decided to sell its residual shares of 2.49% in BT Group plc (BT) at a price of 1.99 pounds sterling per share for a total net amount of 486 million pound sterling (543 million euros at the ECB daily reference rate of July 2, 2019, the settlement/delivery date, i.e., 0.89443). On December 31, 2018 the fair value of these shares amounted to 659 million euros. The impact in the income statement in 2019 amounts to (119) million euros (of which (3) million euros from the foreign exchange hedge effects).

The effect of the investment in BT on consolidated net finance costs is given below:

(in millions of euros)	2019	2018	2017
Impact of 2017 sale	—	—	(126)
Impact of 2018 sales	—	(2)	(22)
Impact of 2019 sale	(119)	(93)	(271)
Dividends received	—	44	47
Effect in the consolidated financial net income of the investment in BT	(119)	(51)	(372)

Accounting policies

Financial assets

–  Financial assets at fair value through profit or loss (FVR)

Certain investment securities which are not consolidated or equity-accounted, and cash investments such as negotiable debt securities, deposits and mutual funds (UCITS), that are compliant with the Group’s risk management policy or investment strategy, may be designated by Orange as being recognized at fair value through profit or loss. These assets are recognized at fair value at inception and subsequently. All changes in fair value are recorded in net financial expenses.

–  Financial assets at fair value through other comprehensive income that may not be reclassified to profit or loss (FVOCI)

Investment securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that may not be reclassified to profit/loss. They are recognized at fair value at inception and subsequently. Temporary changes in value and gains (losses) on disposals are recorded in other comprehensive income that may not be reclassified to profit/loss.

–  Financial assets at amortized cost (AC)

This category mainly includes loans and receivables. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method. If there is any objective evidence of impairment of these assets, the value of the asset is reviewed at the end of each reporting period. An impairment loss is recognized in the income statement when impairment tests demonstrate that the financial asset carrying amount is higher than its recoverable amount. For trade receivables, the provisioning system also covers expected losses.

As a reminder, before the application of IFRS 9, the accounting policies related to financial assets were as follows:

Assets available for sale

The Group’s assets available for sale mainly consist of investment securities, which are not consolidated and not accounted for using the equity method, and marketable securities that do not fulfill the criteria for classification in any of the other categories of financial assets. They are recognized at fair value at inception and subsequently.

Temporary changes in value are recorded as “Gains (losses) on assets available for sale” within other comprehensive income.

When there is an objective evidence of impairment on available-for-sale assets or a decrease in fair value by at least one-third or over 2 consecutive semesters, the cumulative impairment loss included in other comprehensive income is definitely reclassified from equity to profit or loss within net financial expenses.

Financial assets at fair value through profit or loss

The Group can designate at fair value at inception financial investments such as negotiable debt securities, deposits and mutual funds (UCITS), that are compliant with the Group’s risk management policy or investment strategy (see Note 13.3). They are recognized at fair value at inception and subsequently. All changes in fair value are recorded in net financial expenses.

Other financial assets

This category mainly includes loans and receivables. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method. If there is any objective evidence of impairment of these assets, the value of the asset is reviewed at the end of each reporting period. An impairment loss is recognized in the income statement when impairment tests demonstrate that the financial asset carrying amount is higher than its recoverable amount.

12.8    Derivatives instruments

12.8.1 Market value of derivatives

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
	Net	Net	Net
Hedging derivatives	324	(162)	(447)
Cash flow hedge derivatives	328	(160)	(447)
Fair value hedge derivatives	(4)	(2)	0
Derivatives held for trading (1)	(187)	(298)	(282)
Net derivatives(2)	138	(460)	(729)

(1)	Mainly due to the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value - see Note 14.4) for (136) million euros in 2019, (246) million euros in 2018 and (203) million euros in 2017.
(2)	Of which foreign exchange effects of the cross currency swaps (classified as hedging or held for trading) hedging foreign exchange risk on gross debt notional for 822 million euros in 2019, 512 million euros in 2018 and 125 million euros in 2017. The foreign exchange effects of the cross currency swaps is the difference between the notional converted at the closing rate and its notional converted at the opening rate (or at the trading day spot rate in case of new instrument).

The risks hedged by these derivative instruments are described in Note 13. These derivatives are associated with cash-collateral agreements, the effects of which are described in Note 13.5.

Accounting policies

Derivative instruments are measured at fair value in the statement of financial position and presented according to their maturity date, regardless of whether they qualify for hedge accounting under IFRS 9  (hedging instruments versus trading instruments).

Derivatives are classified as a separate line item in the statement of financial position.

Trading derivatives are non-qualified economic hedges. Changes in the value of these instruments are recognized directly in profit and loss.

Hedge accounting is applicable when:

–  at the inception of the hedge, there is a formal designation and documentation of the hedging relationship;

–  the effectiveness of the hedge is demonstrated at inception and it is expected to continue in subsequent periods: i.e. at inception and throughout its duration, the company expects changes in the fair value of the hedged element to be almost fully offset by changes in the fair value of the hedged instrument.

There are three types of hedge accounting:

–  the fair value hedge is a hedge of the exposure to changes in fair value of a recognized asset or liability (or an identified portion of the asset or liability) that are attributable to a particular interest rate and/or currency risk and which could affect profit or loss.

The hedged portion of these items is re-measured at fair value in the statement of financial position. Change in this fair value is booked in the income statement and offset by symmetrical changes in the fair value hedging of financial hedging instruments up to the limit of the hedge effectiveness;

–  the cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular interest rate and/or currency risk associated with a recognized asset or liability or a highly probable forecast transaction (such as a future purchase or sale) and which could affect profit or loss.

As the hedged item is not recognized in the statement of financial position, the effective portion of change in fair value of the hedging instrument is booked in other comprehensive income. It is reclassified in profit or loss when the hedged item (financial asset or liability) affects the profit or loss or in the initial cost of the hedged item when it relates to the hedge of a non-financial asset acquisition cost;

–  the net investment hedge is a hedge of the exposure to changes in values attributable to exchange risk of a net investment in a foreign operation, and could affect profit or loss on the disposal of the foreign operation.

The effective portion of the net investment hedge is recorded in other comprehensive income. It is reclassified in profit or loss upon the disposal of the net investment.

For transactions qualified as fair value hedges and economic hedges, the foreign exchange impact of changes in the fair value of derivatives is booked in operating income when the underlying hedged item results from operational transactions and in net finance costs when the underlying hedged item is a financial asset or liability.

Hedge accounting can be terminated when the hedged item is no longer recognized, i.e. when the Group revokes the designation of the hedging relationship or when the hedging instrument is terminated or exercised. The accounting consequences are as follows:

–  fair value hedge: at the hedge accounting termination date, the adjustment of the fair value of the liability is amortized using an effective interest rate recalculated at this date . Should the item hedged disappear, the change in fair value is recognized in the income statement;

–  cash flow hedge: amounts recorded in other comprehensive income are immediately reclassified in profit or loss when the hedged item is no longer recognized. In all other cases, amounts are reclassified in profit or loss, on a straight basis, throughout the remaining life of the original hedging relationship.

In both cases, subsequent changes in the value of the hedging instrument are recorded in profit or loss.

Concerning the effects of the Foreign Currency Basis Spread, cross-currency swaps designated as cash flow hedges, the Group has chosen to designate them as costs of hedge. This option enables recognizing these effects in comprehensive income and amortizing the cost of the Basis Spread to profit/loss over the period of the hedge.

12.8.2  Cash flow hedges

The Group’s cash flow hedges main goal is to neutralize foreign exchange risk on future cash flows (notional, coupons) or switch floating-rate debt to fixed-rate debt.

The ineffective portion of cash flow hedges recognized in net income is not significant during the periods presented. The main hedges unmatured at December 31, 2019, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk

Hedging instruments	328	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	557	554	2	1
Carrying amount - liability	(229)	(190)	(3)	(36)

Change in cash flow hedge reserve	144	148	(10)	7
Gain (loss) recognized in other comprehensive income	179	184	(12)	7
Reclassification in financial result	(38)	(36)	(1)	(1)
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	2	—	2	—

Cash flow hedge reserve	(123)	(95)	(6)	(22)
o/w related to unmatured hedging instruments	(542)	(513)	(6)	(22)
o/w related to discontinued hedges	418	418	—	—
Hedged item		Bonds and credit line	Purchases of handsets	Bonds and Leasing
			and equipment

		Current and non current	Property, plant and	Other Liabilities and Financial Liabilities -
Balance sheet item		financial liabilities	equipment	current and non current

The main hedges unmatured at December 31, 2018, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest	Exchange risk	Interest rate risk
		rate risk

Hedging instruments	(160)	Cross Currency Swap	Forward	Interest rate swap
			FX swap
			Option
Carrying amount - asset	353	351	2	—
Carrying amount - liability	(513)	(479)	0	(34)

Change in cash flow hedge reserve	(67)	(83)	(7)	23
Gain (loss) recognized in other comprehensive income	(53)	(45)	(15)	7
Reclassification in financial result	(22)	(38)	—	16
Reclassification in operating income	(1)	—	(1)	—
Reclassification in initial carrying amount of hedged item	9	—	9	—

Cash flow hedge reserve	(267)	(245)	3	(25)
o/w related to unmatured hedging instruments	(721)	(696)	3	(28)
o/w related to discontinued hedges	454	451	0	3
Hedged item		Bonds and credit line	Purchases of handsets	Bonds and Leasing
			and equipment

		Current and non current	Property, plant and	Current and non current
Balance sheet item		financial liabilities	equipment	financial liabilities

The change in the cash flow hedge reserve in 2017 was analyzed as follows:

(in millions of euros)	2017
Gain (loss) recognized in other comprehensive income during the period (1)	51
Reclassification in financial result for the period	(10)
Reclassification in operating income for the period	(3)
Reclassification in initial carrying amount of hedged item	11
Other comprehensive income	49

In 2017, the cash flow hedge reserve broke down as follows:

(in millions of euros)	December 31,
2017
Other comprehensive income related to unmatured hedging instruments	(686)
O/w Orange SA	(666)
O/w other entities	(20)
Reserve to be amortized for discontinued hedges	486
Other comprehensive income related to hedging instruments	(200)

The nominal amounts of the main cash flow hedges are presented below:

	Notional amounts of hedging instruments per maturity
	(in millions of hedged currency units)
	2020	2021	2022	2023	2024
					and
					beyond
Orange SA
Cross currency swaps
CHF	—	—	—	—	500	(1)
GBP	238	517	—	—	2,512	(2)
HKD	—	—	—	1,110	939	(3)
NOK	—	—	—	—	1,300	(4)
USD	23	1,000	—	—	4,200	(5)
Interest rate swaps
EUR	—	255	—	—	100	(6)
FT Immo H
Interest rate swaps
EUR	13	48	57	—	40	(7)
FT Immo H
Forwards
EUR	158	—	—	—	—

(1)	400 MCHF with a maturity 2025 and 100 MCHF with a maturity 2029.
(2)	262 MGBP with a maturity 2025, 500 MGBP with a maturity 2028, 750 MGBP with a maturity 2032, 500 MGBP with a maturity 2034 and 500 MGBP with a maturity 2050.
(3)	939 MHKD with a maturity 2034.
(4)	500 MNOK with a maturity 2025 and 800 MNOK with a maturity 2028.
(5)	2,450 MUSD with a maturity 2031, 900 MUSD with a maturity 2042 and 850 MUSD with a maturity 2044.
(6)	100 MEUR with a maturity 2030.
(7)	40 MEUR with a maturity 2024.